Note 19 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value June 30, 2022 (in USD)

21/5/2021	21/11/2025	50,000	61,175	2.70%	4.10%	(8,834)
25/5/2021	21/11/2025	50,000	61,200	2.70%	4.05%	(8,750)

Total fair value						(17,584)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month periods ended
June 30, 2021 and 2022
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain/(Loss) Recognized in Accumulated OCI on Derivative
	2021	2022
Interest rate swaps, cross-currency swaps and interest rate caps	$(2,377)	$24,069
Reclassification to Interest and finance costs	2,394	2,742
Total	$17	$26,811

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Loss Recognized in Loss on Derivative	Amount of Loss Recognized in Loss on Derivative
		2021	2022
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(189)	$(190)
Forward contracts	Loss on derivative instruments, net	(823)	(720)
Total		$(1,012)	$(910)